Taxes on Income (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes on Income (Textual)
Loss carry forward	$ 33,204
Accumulated capital losses	$ 23,597
Israel [Member]
Taxes on Income (Textual)
Corporate tax rate		23.00%	24.00%
Corporate tax rate, description	On December 30, 2016, as part of the Economic Efficiency Law (Legislative Amendments for Accomplishment of Budgetary Targets for Budget Years 2017-2018), 5777-2016, the corporate tax rate was reduced to 24% for the 2017 tax year and to 23% in 2018 tax year and thereafter.